Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 10,912	$ 9,252
Alternative revenue	(28)	(18)
Other revenue	159	214
Revenues	11,043	9,448
Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10,503	8,870
Other services revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	409	382
Other services revenue | Regulated Operation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	266	260
ITC | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,911	1,694
UNS Energy | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,498	2,071
Central Hudson | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,307	962
FortisBC Energy | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,080	1,645
FortisAlberta | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	655	622
FortisBC Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	429	404
Newfoundland Power | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	722	701
Maritime Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	234	223
FortisOntario | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	220	211
Caribbean Utilities | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	349	248
FortisTCI | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 98	$ 89